INTANGIBLE ASSETS AND LIABILITIES, NET	12 Months Ended
Dec. 31, 2021
Intangible Assets and Liabilities Disclosure [Abstract]
INTANGIBLE ASSETS AND LIABILITIES, NET
7.  INTANGIBLE ASSETS AND LIABILITIES, NET

Our intangible assets and liabilities, net are summarized as follows:

	December 31, 2021
	Jefferson Terminal	Railroad	Total
Intangible assets
Customer relationships	35,513	60,000	95,513
Less: Accumulated amortization	(26,038)	(1,738)	(27,776)
Acquired customer relationships, net	9,475	58,262	67,737

	December 31, 2020
	Jefferson Terminal	Railroad	Total
Customer relationships	$35,513	$—	$35,513
Less: Accumulated amortization	(22,485)	—	(22,485)
Total intangible assets, net	$13,028	$—	$13,028

Amortization of intangible assets is recorded as follows:

		Year Ended December 31,
	Classification in Combined Consolidated Statements of Operations	2021	2020	2019
Customer relationships	Depreciation and amortization	5,292	3,553	3,553

Estimated net annual amortization of intangibles is as follows:

December 31, 2021
2022	$7,551
2023	7,551
2024	6,373
2025	4,000
2026	4,000
Thereafter	38,262
Total	$67,737